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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      January 7, 2011
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          55

Form 13F Information Table Value Total:    $256,507 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
12-31-2010


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    13,245     450,829  SH          Sole                  450,829
Alcoa Inc                       COM     013817101     3,185     206,975  SH          Sole                  206,975
Allstate Corp.                  COM     020002101     6,270     196,675  SH          Sole                  196,675
AnnalyCapMgmtIncREIT            COM     035710409     7,448     415,630  SH          Sole                  415,630
Applied Materials               COM     038222105     4,384     312,005  SH          Sole                  312,005
ArcherDanielsMidland            COM     039483102    11,055     367,525  SH          Sole                  367,525
Bank of America Corp.           COM     060505104     3,988     298,963  SH          Sole                  298,963
Becton Dickinson & Co.          COM     075887109     4,036      47,755  SH          Sole                   47,755
Black Box Corporation           COM     091826107     6,585     171,986  SH          Sole                  171,986
Boeing Company                  COM     097023105     9,685     148,400  SH          Sole                  148,400
Carlisle Companies Inc          COM     142339100     3,724      93,710  SH          Sole                   93,710
ConocoPhillips                  COM     20825c104     5,043      74,055  SH          Sole                   74,055
Cullen Frost Bankers            COM     229899109     5,536      90,576  SH          Sole                   90,576
Cynosure, Inc Cl A              COM     232577205       153      15,000  SH          Sole                   15,000
Dover Corporation               COM     260003108    10,542     180,360  SH          Sole                  180,360
Dow Chemical Co                 COM     260543103     6,218     182,120  SH          Sole                  182,120
Eli Lilly & Co                  COM     532457108       919      26,215  SH          Sole                   26,215
Emcore Corporation              COM     290846104        54      50,000  SH          Sole                   50,000
Ener Conv Devices Inc           COM     292659109       445      96,766  SH          Sole                   96,766
Enzo Biochem Inc.               COM     294100102       290      55,001  SH          Sole                   55,001
Fidelity National Finl          COM     31620R105     5,206     380,580  SH          Sole                  380,580
Gannett Company Inc             COM     364730101     5,995     397,300  SH          Sole                  397,300
Genworth Financial Inc          COM     37247D106     1,379     104,940  SH          Sole                  104,940
Granite Construction Inc        COM     387328107     1,457      53,110  SH          Sole                   53,110
H&R Block Inc                   COM     093671105     2,895     243,065  SH          Sole                  243,065
Hewlett-Packard Co              COM     428236103     2,899      68,850  SH          Sole                   68,850
Home Depot Inc                  COM     437076102     6,093     173,780  SH          Sole                  173,780
IBM Corporation                 COM     459200101    11,244      76,615  SH          Sole                   76,615
JC Penney Co Inc                COM     708160106     1,460      45,200  SH          Sole                   45,200
Johnson & Johnson               COM     478160104     3,178      51,380  SH          Sole                   51,380
Lincoln National Corp.          COM     534187109     1,562      56,179  SH          Sole                   56,179
Marsh & McLennan                COM     571748102    11,843     433,174  SH          Sole                  433,174
PPG Industries Inc              COM     693506107     3,674      43,705  SH          Sole                   43,705
Pulse Electronics Corp          COM     74586W106     3,821     718,195  SH          Sole                  718,195
Raytheon Company                COM     755111507     2,831      61,090  SH          Sole                   61,090
Southern Union Co               COM     844030106     6,163     256,025  SH          Sole                  256,025
Staples Inc                     COM     855030102     2,944     129,285  SH          Sole                  129,285
US Natural Gas Fd ETF           COM     912318102       659     110,000  SH          Sole                  110,000
Valero Energy Corp              COM     91913Y100     4,704     203,440  SH          Sole                  203,440
Verizon Comm. Inc.              COM     92343V104     6,547     182,985  SH          Sole                  182,985
Wal-Mart Stores Inc             COM     931142103     7,151     132,600  SH          Sole                  132,600
Western Union Co/The            COM     959802109     7,283     392,165  SH          Sole                  392,165
BP PLC ADS                      ADR     055622104     7,802     176,635  SH          Sole                  176,635
Barclays Plc ADR                ADR     06738E204     4,081     247,025  SH          Sole                  247,025
Ingersoll-Rand PLC              ADR     G47791101     3,368      71,515  SH          Sole                   71,515
Nintendo Co., Ltd ADR           ADR     654445303     4,869     132,565  SH          Sole                  132,565
Nippon Telgrph&Telphn           ADR     654624105    12,011     523,600  SH          Sole                  523,600
Novartis AG                     ADR     66987V109     4,256      72,200  SH          Sole                   72,200
RenaissanceRe HlgLtd            ADR     G7496G103     5,453      85,620  SH          Sole                   85,620
Teva Phrm Ind Ltd ADR           ADR     881624209     4,198      80,530  SH          Sole                   80,530
XL Group Ltd.                   ADR     G98290102     5,174     237,122  SH          Sole                  237,122
Alliance Worldwide Privatizati  MF      01879X103       301      19,580  SH          Sole                   19,580
MrgnStnly AsiaPacific Fd        MF      61744U106       628      37,000  SH          Sole                   37,000
MrgnStnly India Invstmnt Fd     MF      61745C105       474      18,500  SH          Sole                   18,500
Phoenix Group Hldgs (PHNX LN)   INTL      B45JKK9        98      10,290  SH          Sole                   10,290



REPORT SUMMARY     55       DATA RECORDS            256,507       1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc is:
Name: Frost Investment Advisors, LLC  No: 028-13146

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